Thornburg Intermediate
                                   Municipal Fund


                              Thornburg          Thornburg          Thornburg
                            Intermediate       Intermediate       Intermediate
                           Municipal Fund     Municipal Fund     Municipal Fund
                              A Shares           C Shares           I Shares

SEC Yield                       4.62%              4.37%              5.12%

Taxable Equiv. Yields           7.65%              7.24%              8.48%
NAV                            $13.17             $13.19             $13.15
Max. Offering Price            $13.65             $13.19             $13.15



1 Year                          1.52%              4.80%               NA

5 Year                          6.39%               NA                 NA

Since Inception                 6.63%              5.66%             5.26%*
(Inception Date)             (7/22/91)           (9/1/94)           (7/5/96)



                                           *Not annualized.

           Taxable equivalent yields assume a 39.6% marginal federal tax rate.

  The investment return and principal value of an investment in the fund will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

          Maximum sales charge of the Fund's Class A Shares is 3.50%.

         The data quoted represent past performance and may not be construed as a guarantee of future results.

l e t t e r  t o  s h a r e h o l d e r s

Dear Fellow Shareholder:

I am pleased to present the Semi-Annual Report for the National Portfolio of Thornburg Intermediate Municipal Fund for the period ending March 31, 1997. This was a period of sharply fluctuating interest rates. The bond bulls insist that a tepid U.S. economy is on the brink of weakness. The bond bears counter that our current economic vigor will persist for the foreseeable future. If you were with us for the entire period, you received dividends of 33.5 cents per share. If you reinvested your dividends, you received 33.8 cents per share. Investors who owned C Shares received dividends of 30.9 and 31.2 cents per share, respectively. Investors who owned I shares received dividends of 35.5 and 35.9 cents per share, respectively.

Your Thornburg Intermediate Municipal Fund portfolio currently holds over 250 municipal obligations from 44 states and 2 U.S. Territories. Approximately 76% of the bonds are rated A or better by one of the major rating agencies. As you know, we "ladder" the maturities of the bonds in your portfolio so that some bonds are scheduled to mature at par during each of the coming years. Today, your fund's weighted average maturity is approximately 7 years, and we always keep it below 10 years. Percentages of the portfolio maturing in the coming years are summarized below:

         % of portfolio maturing within       Cumulative % maturing by end of

                    2 years = 10%                    year 2= 10%
             2 to 4 years =   10%                    year 4= 20%
               4 to 6 years = 14%                    year 6= 34%
               6 to 8 years = 26%                    year 8= 60%
              8 to 10 years = 20%                   year 10= 80%
             10 to 12 years = 13%                   year 12= 93%
            12 to 14 years =   5%                   year 14= 98%
            14 to 16 years =   1%                   year 16= 99%

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. For instance, the A shares of Intermediate Municipal Fund continued to receive "A" letter grades for one, three, and five year performance relative to other intermediate maturity municipal bond funds through March 31, 1997.* These rankings, which were published in The Wall Street Journal, reflect total returns in the top 20% of all short term municipal bond funds for those periods. Your fund has also earned Morningstar's coveted 5 star overall rating.**

Strong forces are acting in opposite ways on U.S. interest rates at this time. The U.S. economy is generally firm and the economies of many developing countries are growing as well. Americans have been net sellers of individual municipal and U.S. government bonds, preferring instead to pour money into stocks, money market funds and, recently, emerging market debt funds. By themselves, these forces should put upward pressure on our interest rates. However, most other developed countries have sluggish economies, much lower interest

*Source: The Wall Street Journal, April 4, 1997. Performance data are supplied by Lipper Analytical Services, Inc., and reflect performance for the 1, 3, and 5 year periods ending March 31, 1997. An "A" ranking reflects total returns in the top 20% of all funds within the short term municipal objective, as defined by The Wall Street Journal. The average maturity and average quality of the funds within the short municipal objective may differ. At March 31, 1997, 75, 66, and 31 intermediate municipal funds reported 1-year, 3-year, and 5-year total returns, respectively. Performance calculations used to obtain these rankings assume deduction of all expenses and reinvestment of all distributions, but do not include the effect of any sales charge on total return. A portion of the Fund's income may be subject to the federal alternative minimum tax.

l e t t e r  t o  s h a r e h o l d e r s  (continued)


 rates than ours, and currencies that have been depreciating relative to the U.S. dollar. As a result, foreign money has been pouring into the U.S. bond market, lifting bond prices and lowering yields from the levels that would otherwise exist. In the last 2 years, foreign purchases of U.S. Treasury bonds have accounted for more than 100% of the net issuance of Treasury bonds, up from an average of approximately 20% between 1980-1994. The graph below illustrates this trend, which may only now be subsiding. We have positioned your bond portfolio conservatively so as to be able to react quickly to change and take advantage of any opportunities that arise.





















Many municipal bonds issued between 1985 and 1990 have been paid off this year. Money to pay off other bonds prior to maturity already has been raised. You may own municipal bonds or unit trusts which are being redeemed. Your investment in Thornburg Intermediate Municipal Fund will not be redeemed until you sell it. Please remember that you can easily add to your investment each month by authorizing a simple, automatic transfer from your checking account.


Thank you for investing in Thornburg Intermediate Municipal Fund.

Sincerely,




Brian J. McMahon
Managing Director


s t a t e m e n t  o f  a s s e t s  a n d  l i a b i l i t i e s

Thornburg Intermediate Municipal Fund
March 31, 1997
(unaudited)

ASSETS

Investments, at value (cost $260,168,983)              $270,351,499
Cash                                                         21,461
Interest receivable                                       4,695,369
Receivable for fund shares sold                             625,829
Prepaid expenses and other assets                           110,088

                    TOTAL ASSETS                        275,804,246
LIABILITIES

Payable for investments purchased                         2,447,989
Payable for fund shares redeemed                            165,462
Accounts payable and accrued expenses                       208,350
Payable to investment adviser                               206,128
Dividends payable                                           421,437

                    TOTAL LIABILITIES                     3,449,366

NET ASSETS                                             $272,354,880

NET ASSET VALUE:

Class A Shares:
Net asset value and redemption price per share
($259,269,395 applicable to 19,686,811 shares of beneficial interest
outstanding)                                                         $13.17

Maximum sales charge, 3.50% of offering                                 .48
price (3.63% of net asset value per share)

              Maximum Offering Price Per Share                       $13.65

Class C Shares:
Net asset value and offering price per share *
($9,547,810 applicable to 724,056 shares of beneficial interest
outstanding)                                                         $13.19

Class I Shares:
Net asset value, offering and redemption price per share
($3,537,675 applicable to 268,952 shares of beneficial interest
outstanding)                                                         $13.15

* Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See notes to financial statements.


s t a t e m e n t  o f   o p e r a t i o n s

Thornburg Intermediate Municipal Fund
Six Months ended March 31, 1997
(unaudited)

INVESTMENT INCOME
Interest income (net of premium amortized           $   7,936,285
of $289,486)

EXPENSES
Investment advisory fees (Note 3)                         655,323
Administration fees (Note 3)
Class A Shares                                            157,782
Class C Shares                                              5,160
Class I Shares                                                356
Distribution and service fees (Note 3)
Class A Shares                                            307,086
Class C Shares                                             24,766
Custodian fees                                             98,110
Transfer agent fees                                        87,638
Registration and filing fees                               30,766
Professional fees                                          22,422
Accounting fees                                            13,840
Other expenses                                             14,678

TOTAL EXPENSES                                          1,417,927
Less:
Expenses deferred by investment adviser (Note 3)          (92,976)
NET EXPENSES                                            1,324,951

NET INVESTMENT INCOME                                   6,611,334

REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS (NOTE 5)
Net realized gain on investments sold                       6,848
Decrease in unrealized appreciation of investments     (1,242,167)
NET REALIZED AND UNREALIZED
LOSS ON INVESTMENTS                                    (1,235,319)

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS                                     $   5,376,015

See notes to financial statements.

s t a t e m e n t s  o f  c h a n g e s  i n  n e t  a s s e t s

Thornburg Intermediate Municipal Fund
 (unaudited)

                                           Six Months Ended      Year Ended
                                        March 31, 1997       September 30, 1996

INCREASE (DECREASE) IN
NET ASSETS FROM:

OPERATIONS:
Net investment income                          $   6,611,334     $  12,485,845
Net realized gain (loss) on investments sold           6,848          (192,091)
Increase (Decrease) in unrealized
appreciation of investments                       (1,242,167)          864,925

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                          5,376,015        13,158,679
DIVIDENDS TO SHAREHOLDERS:
From net investment income
Class A Shares                                    (6,380,927)      (12,209,780)
Class C Shares                                      (192,230)         (269,786)
Class I Shares                                       (38,177)           (6,279)

FUND SHARE TRANSACTIONS - (Note 4)
Class A Shares                                    14,291,088        17,593,230
Class C Shares                                     2,010,160         3,572,380
Class I Shares                                     2,887,082           681,348

NET INCREASE IN NET ASSETS                        17,953,011        22,519,792

NET ASSETS:

Beginning of period                              254,401,869       231,882,077
End of period                                  $ 272,354,880     $ 254,401,869
See notes to financial statements.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES  (continued)

Thornburg Intermediate Municipal Fund

Note 1 - ORGANIZATION

Thornburg Intermediate Municipal Fund (the "Fund"), is a series of Thornburg Investment Trust (the "Trust", formerly known as Thornburg Income Trust). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing five series of shares of beneficial interest in addition to those of the Fund: Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund and Thornburg Value Fund. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. The Fund no longer offers Class B shares. Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class B shares were sold at net asset value without a sales charge at the time of purchase, but were subject to a contingent deferred sales charge upon redemption, and bore both a service fee and a distribution fee, (iii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a service fee and a distribution fee, (iv) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (v) the respective classes have different reinvestment privileges. Additionally, each Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to distribution fees, administrative fees and certain transfer agent expenses.

Note 2 - SIGNIFICANT ACCOUNTING POLICIES Significant accounting policies of the Fund are as follows:

Valuation of Investments: In determining net asset value of the Fund, the Trust utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Trust to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required. Dividends paid by the Fund for the period ended March 31, 1997 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes. When-Issued and Delayed Delivery Transactions: The Trust may engage in when-issued or delayed delivery transactions. To the extent the Trust engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Trust makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Trust has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and original issue discounts on securities purchased are amortized over the life of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

























Note 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the six months ending March 31, 1997, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund, also the Trust entered into an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares.

In the event normal operating expenses of the Fund, exclusive of brokerage commissions, taxes, interest, and extraordinary expenses, exceed the limits prescribed by any state in which the Fund's shares are qualified for sale, the Adviser will reimburse the Fund for such excess. No such reimbursement was required as a result of this limitation. For the six months ended March 31, 1997, the Adviser voluntarily deferred certain operating expenses amounting to $92,976. These expenses may be repaid to the Advisor by the Fund, however such repayment will depend upon the overall level of the Fund's expenses for the entire year ending September 30, 1997.

The Trust has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the period ended March 31, 1997, the Distributor earned commissions aggregating $41,205 from the sale of Class A shares and collected contingent deferred sales charges aggregating $5,379 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Trust may reimburse to the Adviser an amount not to exceed .25 of 1% per annum of the Fund's average net assets for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own funds additional expenses for distribution of the Fund's shares.

The Trust has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Trust compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the six months ended March 31, 1997, are set forth in the statement of operations.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated directors of the Trust is borne by the Trust.

Thornburg Intermediate Municipal Fund

Note 4 - SHARES OF BENEFICIAL INTEREST:

At March 31, 1997, there were an unlimited number of shares of beneficial interest authorized, and capital paid-in aggregated $265,661,837. Transactions in shares of beneficial interest were as follows:

                              Six Months Ended            Year Ended
                               March  31, 1997      September 30, 1996
------------------------------------------------------

Class A Shares              Shares      Amount          Shares        Amount
Shares sold                 2,132,755   $28,333,321     3,206,323   $42,461,497
Shares inssued to
shareholders
      in reinvestment of
      distributions           284,747     3,782,646       538,669     7,136,992
Shares repurchased
                          (1,340,900)   (17,824,879)   (2,423,428)  (32,005,259)
Net Increase                1,076,602   $14,291,088     1,321,564   $17,593,230

Class C Shares
Shares sold                   223,280    $2,967,866       352,952    $4,676,873
Shares issued to
shareholders
      in reinvestment of
      distributions            11,392       151,475        15,345       202,966
Shares repurchased
                              (83,434)   (1,109,181)      (98,650)   (1,307,459)
Net Increase                  151,238    $2,010,160       269,647    $3,572,380


Class I Shares *
Shares sold                   610,893    $8,111,378        51,632      $675,632
Shares issued to shareholders
      in reinvestment of
      distributions             1,734        22,989           433         5,716
Shares repurchased           (395,740)   (5,247,285)           --            --
Net Increase                  216,887    $2,887,082        52,065      $681,348


* Sales of Class I shares commenced on July 5, 1996.


n o t e s  t o  f i n a n c i a l  s t a t e m e n t s  (continued)

Thornburg Intermediate Municipal Fund


Note 5 - SECURITIES TRANSACTIONS

For the six months ended March 31, 1997, the Fund had purchase and sale transactions (excluding short-term securities) of $41,526,136 and $22,231,417, respectively.

The cost of investments for Federal income tax purposes is the same. At March 31, 1997, net unrealized appreciation of investments was $10,182,516, resulting from $10,815,261 gross unrealized appreciation and $632,745 gross unrealized depreciation.

Accumulated net realized losses from securities transactions included in net assets at March 31, 1997, aggregated $3,489,473.

For Federal income tax purposes the Fund has realized capital loss carryforwards of $3,496,321 as of September 30, 1996 available to offset future realized capital gains. To the extent that such carryforwards are used, no capital gains distributions will be made. The carryforwards expire as follows: September 30, 2002 - $1,207,200, September 30, 2003 - $2,097,030, and September 30, 2004 -
$192,091.

f i n a n c i a l   h i g h l i g h t s




Thornburg Intermediate Municipal Fund

Per share operating performance
(for a share outstanding
throughout the period)
                                           Six Months
                                              Ended                   Year Ended September 30,
                                         March 31, 1997    1996        1995         1994           1993          1992

Class of Shares:                                A            A           A            A              A              A
                                                ---------------------------           --             -              -

Net asset value, beginning of period         $13.23         $13.18      $12.73       $13.47         $12.59       $12.11
Income from investment operations:
Net investment income
                                               .33             .68         .68          .67            .71          .78
Net realized and unrealized
   gain (loss) on investments                  (.06)           .05         .45         (.72)           .88          .48
Total from investment operations                .27            .73        1.13         (.05)          1.59         1.26
Less dividends from:
  Net investment income                        (.33)          (.68)       (.68)        (.67)          (.71)        (.78)
  Realized capital gains                      --             --          --            (.02)         --           --
Change in net asset value                      (.06)           .05         .45         (.74)           .88          .48

Net asset value, end of period               $13.17         $13.23      $13.18       $12.73         $13.47       $12.59
Total return (a)                             2.08%          5.64%       9.16%        (.38%)        13.01%         10.76%

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                   5.05%(b)       5.12%       5.31%          5.23%          5.37%       6.15%
     Expenses, after expense reductions      1.00%(b)       1.00%       1.00%           .95%           .70%        .48%
     Expenses, before expense reductions     1.05%(b)       1.09%       1.08%          1.05%          1.06%       1.19%

Portfolio turnover rate                      8.61%         12.64%      32.20%         27.37%         14.29%      46.15%
Net assets
    at end of period(000)                  $259,269      $246,128    $227,881       $207,718       $182,319     $81,428


(a) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(b) Annualized


f i n a n c i a l   h i g h l i g h t s (continued)

Thornburg Intermediate Municipal Fund

Per share operating performance
(for a share outstanding
throughout the period)                                                                                        Period from
                                          Six Months                                                       September 1, (a)
                                             Ended                  Year Ended September 30,                to September 30,
                                          March 31, 1997         1996             1995                          1994
Class of Shares:                               C                   C               C                              C

Net asset value, beginning of period        $13.24              $13.20         $12.73                           $12.91
Income from investment operations:
Net investment income                          .31                 .63            .60                              .05
Net realized and unrealized
    gain (loss) on investments                (.05)                .04            .47                             (.18)
Total from investment operations               .26                 .67           1.07                             (.13)
Less distributions from:
    Net investment income                     (.31)               (.63)          (.60)                            (.05)
Change in net asset value                     (.05)                .04            .47                             (.18)

Net asset value, end of period              $13.19              $13.24         $13.20                           $12.73

Total return (b)                            1.96%               5.14%           8.60%                            (.97%)

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                  4.65%(c)            4.73%          4.62%                             4.51%(c)
     Expenses, after expense reductions     1.40%(c)            1.40%          1.66%                             1.76%(c)
     Expenses, before expense reductions    1.64%(c)            1.97%          2.35%                             1.76%(c)

Portfolio turnover rate                     8.61%              12.64%         32.20%                            27.37%

Net assets at end of period (000)          $9,548              $7,586         $4,001                             $139

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.

f i n a n c i a l   h i g h l i g h t s (continued)

Thornburg Intermediate Municipal Fund

Per share operating performance
(for a share outstanding
throughout the period)                                                                                          Period from
                                               Six Months                                                    September 1, (a)
                                                  Ended                  Year Ended September 30,            to September 30,
                                             March 31, 1997                1996             1995                   1994
Class of Shares:                                    I                       I**              B*                      B

Net asset value, beginning of  period            $13.23                    $13.00         $12.73                   $12.91
Income from investment operations:
Net investment income                               .36                       .17            .59                      .05
Net realized and unrealized
    gain (loss) on investments                     (.08)                      .23            .40                     (.18)
Total from investment operations                    .28                       .40            .99                     (.13)
Less distributions from:
    Net investment income                          (.36)                     (.17)          (.59)                    (.05)
Change in net asset value                          (.08)                      .23            .40                     (.18)

Net asset value, end of period                   $13.15                    $13.23         $13.13                   $12.73

Total return (b)                                 2.08%                       3.11%         8.30%                  (.99%)

Ratios/Supplemental Data Ratios to average net assets:
     Net investment income                    5.36%(c)                       5.49%(c)      4.59%                  4.57%(c)
     Expenses, after expense reductions        .69%(c)                        .70%(c)      1.65%                  1.70%(c)
     Expenses, before expense reductions      2.71%(c)                       6.10%(c)      2.86%                  1.70%(c)

Portfolio turnover rate                       8.61%                         12.64%        32.20%                 27.37%

Net assets at end of period (000)             $3,538                         $689           $0                    $342

(a) Commencement of operations.
(b) Sales loads are not reflected in computing total return, which is not annualized for periods less than one year.
(c) Annualized.
* On September  28,1995,  all Class B shares were converted into Class A shares.
** Sales of Class I shares commenced on July 5, 1996.

s c h e d u l e  o f   i n v e s t m e n t s  (continued)

Thornburg Intermediate Municipal Fund

Principal .............................................................................                      Credit Rating
Amount
                Issuer-Description ....................................................................         Moody's/S&P    Value

1,310,000       San Marcos Public Facilities Authority Revenue Custom Receipts, 0% due 1/1/98
                (Escrowed to maturity) ................................................................         Aaa/AAA    1,269,377
1,310,000       San Marcos Public Facilities Authority Revenue Custom Receipts, 0% due 7/1/99
                (Escrowed to maturity) ................................................................         Aaa/AAA    1,178,948
700,000         Sulphur Springs School District General Obligation Series B, 5.60% due 3/1/04 .........         A/NR         728,007
800,000         Sulphur Springs School District General Obligation Series B, 5.70% due 3/1/05 .........         A/NR         834,296
450,000         Sunline Transit Agency Certificate of Participation Series A, 5.625% due 7/1/04 .......         A/NR         455,697
215,000         Sunline Transit Agency Certificate of Participation Series A, 5.75% due 7/1/05 ........         A/NR         226,963
                                                                                                          Colorado     (3.0%)
350,000         Colorado Student Obligation Auth. Revenue Series B, 6.55% due 12/1/02 .................         A/NR         367,997
995,000         Colorado Student Obligation Auth. Student Loan Revenue Series B, 5.90% due 9/1/02 .....         A/NR       1,016,641
2,830,000       Larimer County, 8.45% due 12/15/05 (Poudre School District R1 Project) ................         A/NR       3,461,967
2,500,000       Mesa Valley School District Certificate of Participation Series B, 6.875% due 12/1/05
                                                                                                            (Insured: FSA) 2,700,675
435,000         Thornton Single Family Mortgage Revenue Series 1992-A, 8.05% due 8/1/09 ...............         A/NR         462,683
                                                                                                              Connecticut     (1.7%)
3,000,000       Bristol Resource Recovery Facility Operating Committee - Solid Waste Revenue
                Refunding Series 1995, 6.125% due 7/1/03 (Ogden Martin at Bristol Project) ............         A/NR       3,146,160
200,000         Connecticut State Housing Revenue Series 1990-B1, 7.55% due 11/15/08
                (FHA/VA/ Private Mortgage Insurance) ..................................................         Aa/AA        200,064
160,000         New Britain Senior Citizen Housing Development Mortgage Revenue Refunding
                Series A, 6.50% due 7/1/02 (Nathan Hale Apartments Project; Insured: FHA) .............         NR/AAA       165,720
500,000         Stratford General Obligation Series 1992, 7.15% pre-refunded 3/1/01 @ 102 .............         NR/A-        549,475
500,000         Stratford General Obligation Series 1992, 7.20% pre-refunded 3/1/01 @ 102 .............         NR/A-        550,320
                                                                                                             Delaware        (1.3%)
3,235,000       Delaware Transportation Authority System Revenue, 6.25% due 7/1/04 ....................         A1/AA      3,438,967
                                                                                                             District of C  (1.5%)
1,000,000       District of Columbia General Obligation Series A, 5.75% due 6/1/03 ....................         Ba/B       1,001,450
1,000,000       District of Columbia Certificate of Participation Series 1993, 7.30% due 1/1/13 .......         NR/B-      1,042,410
195,000         District of Columbia Housing Finance Agency Mortgage Revenue Refunding
                Series 1992-D, 6.00% due 7/1/02 (Insured: MBIA) .......................................         Aaa/AAA      199,968
300,000         District of Columbia Revenue, 0% due 2/15/02 (Assoc. of American Medical Colleges) ....         NR/AA-       214,959
195,000         District of Columbia Revenue, 0% due 2/15/04 (Assoc. of American Medical Colleges) ....         NR/AA-       121,450
1,375,000       District of Columbia Revenue American University, 5.25% due 10/1/04
                (Insured AMBAC) .......................................................................         Aaa/AAA    1,384,309
                                                                                                             Florida       (2.7%)
250,000         Cape Coral Special Assessment Water Improvement, 6.50% due 7/1/98 (Insured: MBIA) .....         Aaa/AAA      256,725
240,000         Dade County Educational Facilities Revenue, 7.65% pre-refunded 4/1/00
                (University of Miami Project; Insured: MBIA) ..........................................         Aaa/AAA      264,840
100,000         Dade County School Board COP Series A, 5.20% due 5/1/02 ...............................         Aaa/AAA      101,421
1,100,000       Duval County H.F.A. Multi Family Housing Revenue Series 1996,
                5.35% due 9/1/06 (St. Augustine Apartments Project) ...................................         NR/A       1,089,539
160,000         Duval County HFA Series 94, 6.10% due 4/1/06 (GNMA guaranteed) ........................         Aaa/AAA      162,054
160,000         Duval County HFA Series 94, 6.10% due 10/1/06 (GNMA guaranteed) .......................         Aaa/AAA      162,139
250,000         Florida Housing Finance Agency Multifamily Housing Revenue Series 1995-D,
                5.10% due 4/1/13, put 4/1/02 (Park Colony Project; LOC: Mellon Bank) ..................         A+/A1        252,005
1,000,000       Florida Housing Finance Agency Multifamily Housing Revenue Series 1983-G,
                5.35% due 12/1/05, mandatory put 6/1/00 (Insured: Connecticut General) ................         Aaa/AAA    1,011,740
300,000         Florida State Board of Education Series C, 6.00% due 5/1/07 ...........................         AAA/AAA      320,577
320,000         Jacksonville Health Facilities Authority IDR, 7.55% due 12/1/07
                (National Benevolent Association Project) .............................................         Baa1/BBB+    352,346
100,000         Lee County Hospital Board Director's Revenue Series A, 5.70% due 4/1/01
                (Lee Memorial Hospital Project; Insured: MBIA) ........................................         Aaa/AAA      103,498
1,200,000       Orange County HSG Finance Authority, 3.65% due 12/1/10, put 4/7/97
                weekly demand note (LOC; Continental Casualty) ........................................         NR/A+      1,200,000
150,000         Osceola County Health Facilities Revenue Series 1994, 5.75% due 5/1/04
                (Evangelical Lutheran Good Samaritan Project; Insured: AMBAC) .........................         Aaa/AAA      156,000
1,400,000       Pinellas County Health Facilities Authority Series 1994-A, 5.75% due 8/1/01
                (Multi County Project; GNMA/FNMA guaranteed) ..........................................         Aaa/NR     1,424,640
325,000         Seminole County School Board Certificate of Participation, 5.35% due 7/1/02
                (Insured; MBIA) .......................................................................         Aaa/AAA      333,336
                                                                                  Georgia         (0.2%)
105,000         Hinesville Leased Housing Corp. Rev., 6.05% due 1/15/98 (Regency Park Project) ........         NR/BBB       105,349
500,000         Savannah Resource Recovery, 5.85% due 12/1/01 (Savannah Energy Systems Project) .......         A1/A+        514,605
                                                                                                          Idaho           (0.4%)
955,000         Idaho Student Loan Series 1992-B, 6.00% due 4/1/00 ....................................         NR/NR        963,585
                                                                                                          Illinois        (3.9%)
1,930,000       Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00% due 12/1/10 ...........         NR/BBB-    2,281,299
300,000         Central Lake County Joint Action Water Agency Series 1991, 0% due 5/1/05
                (Insured: MBIA) .......................................................................         Aaa/AAA      196,554
500,000         Illinois Development Financing Authority, 7.125% due 3/15/07
                (Children's Home & Aid Society Project; LOC: American National Bank of Chicago) .......         NR/A+        535,250
2,400,000       Illinois Development Financing Authority Debt Restructuring Revenue Series 1994,
                7.25% due 11/15/09 (East St. Louis Project) ...........................................         NR/A-      2,608,656
500,000         Illinois HFA Revenue Refunding Series 1992, 7.00% due 1/1/07 (Mercy Hospital Project) .         Baa1/A-      530,875
1,000,000       Illinois HFA Revenue Refunding Series 1992, 7.00% due 7/1/02
                (Trinity Medical Center Project) ......................................................         Baa1/NR    1,025,060
1,000,000       Illinois Educational Facilities Authority, 3.40% due 12/1/25, put 4/7/97
                weekly demand notes(LOC First National Bank, Chicago) .................................         A1/VM1g1   1,000,000
1,525,000       Illinois State University Auxiliary Facilities System Revenue Series 1992,
                0% due 10/1/01 (Insured: MBIA) ........................................................         Aaa/AAA    1,226,481
710,000         McHenry County School District Woodstock General Obligation, 6.80% due 1/1/06
                (insured; FSA) ........................................................................         Aaa/NR       780,588
385,000         Rock Island Residential Mortgage Revenue, 7.70% due 9/1/08 ............................         Aa/NR        409,097
                                                                                                       Indiana         (3.4%)
665,000         Danville Community Elementary School Building Corporation, 6.75% due 1/15/04 ..........         NR/A         726,539
1,000,000       Gary Building Corporation - Lake County First Mortgage Series 1994-B,
                8.25% due 7/1/10 (Sears Building Project) .............................................         NR/NR      1,102,540
255,000         Hamilton Heights Refunding Revenue, 6.60% due 1/1/08 ..................................         NR/A         278,450
2,600,000       Hamilton Southeastern North Delaware School Building, 6.25% due 7/15/06
                (Insured; AMBAC) ......................................................................         Aaa/AAA    2,798,848
700,000         Indiana Bond Bank Special Program Series 1991-F, 7.00% due 8/1/07 .....................         NR/A         759,045
740,000         Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/09 ........................         Aa/AA-       374,840
1,195,000       Lake Central Multi District School Building Mortgage Revenue Series 1992-B, 6.25%
                due 1/15/04                                                                                     NR/A       1,293,587
645,000         North Lawrence Multi School Building Corp Revenue, 6.30% due 7/1/03 .........................   A/NR         682,739
1,000,000       Penn High School Building Corporation Series 1992, 6.00% due 6/15/03 ..................         NR/A       1,043,490
                                                                                                      Iowa            (1.0%)
2,600,000       Iowa State Department General Services Certificate of Participation Series 1992,
                6.50% due 7/1/06 (Insured: AMBAC) .....................................................         Aaa/AAA    2,794,246
                                                                                                          Kentucky        (3.4%)
1,000,000       Erlanger Kentucky Improvement Assessment, 7.375% due 8/1/10
                (Public Improvement '93 Project; LOC: PNC Bank of Ohio) ...............................         NR/NR      1,047,970
2,160,000       Fulton County Industrial Building Revenue Series 1995, 7.20% due 2/1/03
                (H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.) .........................         NR/NR      2,195,467
2,520,000       Fulton County Industrial Building Revenue Series 1995, 7.60% due 2/1/07
                (H.I.S. Jeans of Kentucky Project; Guarantee: CHIC by H.I.S.) .........................         NR/NR      2,565,637
1,665,000       Hickman Industrial Building Revenue, 6.95% due 8/1/09 (H.I.S. Jeans of Kentucky Project)        NR/NR      1,690,558
605,000         Mt. Sterling League of Cities Funding Trust Lease Series A, 5.625% due 3/1/03
                (Investment Agreement w/ Transamerica Life; Guaranteed: Health Management Assoc.) .....         Aa/NR        613,313
1,120,000       Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due 9/1/05
                (Paul B. Hall Medical Center Project) .................................................         NR/NR      1,194,122
                                                                                                         Louisiana       (3.1%)
475,000         Calcasieu Parish Industrial Development Board Pollution Control Revenue, 7.80%
                due 12/1/05 (Cities Service Corporation Project) ......................................         Baa3/BBB     476,686
 44,690         East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25% due 2/25/11
                (GNMA guaranteed) .....................................................................         NR/AAA        46,455
7,500,000       Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due 10/1/09
                (Schwegman Westside Expressway Project) ...............................................         NR/NR      7,892,100
854,456         Ohio Industrial Development Revenue Series 92, 8.125% due 12/1/06
                (Swifton Commons Project; LOC: Chemical Bank) .........................................         NR/NR        741,181
760,000         Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70% due 10/20/12 .....         Aaa/NR       752,636
                                                                                                         Oklahoma        (1.3%)
155,000         Pryor Creek EDA Mortgage Revenue Refunding Series 1991-A, 6.625% due 7/1/01
                (FNMA guaranteed) .....................................................................         NR/AAA       161,572
785,000         Pushmatahah County Town of Antlers Hospital Authority Revenue Series 1991, 8.75%
                due 6/1/06 ............................................................................         NR/NR        844,432
1,485,000       Tulsa Oklahoma Industrial Development Authority Hospital Revenue, 6.10%
                due 2/15/09 (Medical Center Project) ..................................................         Aa/ AA     1,509,265
500,000         Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due 11/1/06
                (Ogden Martin Project; Insured: AMBAC) ................................................         Aaa/AAA      504,020
500,000         Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due 11/1/09 ..........         NR/NR        538,290
                                                                                                            Oregon          (2.0%)
1,025,000       Albany Hospital Facility Authority Gross Revenue and Refunding Series 1994, 7.00%
                due 10/1/05 (Mennonite Home Project) ..................................................         NR/NR      1,053,557
900,000         Oregon Economic Development Department Revenue Series CLII, 6.70%
                due 12/1/98 (Smokecraft Project; LOC: Seafirst Bank) ..................................         Aa3/NR       929,772
1,200,000       Oregon Economic Development Department Revenue Series CLII, 7.00%
                due 12/1/02 (Smokecraft Project; LOC: Seafirst Bank) ..................................         Aa3/NR     1,257,972
1,070,000       Oregon Economic Development Department Revenue Series CLII, 7.70%
                due 12/1/14 (Smokecraft Project; LOC: Seafirst Bank) ..................................         Aa3/NR     1,179,654
1,000,000       Port of Portland Industrial Revenue Series 85, 7.25% due 10/1/09
                (Ash Grove Cement Project) ............................................................         NR/NR      1,049,040
                                                                                                            Pennsylvania    (6.3%)
500,000         Allegheny County Redevelopment Auth Rev Rfdg Home Loan, 6.60% due 8/1/98 ..............         A/A          509,465
1,880,000       Beaver County Hospital Revenue, 6.60% due 7/1/04 (Insured; AMBAC) .....................         Aaa/AAA    2,038,033
1,985,000       Beaver County Industrial Development Authority Health Revenue, 0% due 2/1/10
                (Insured: FHA) ........................................................................         NR/AA-       736,772
270,000         Hampden Industrial Development Authority Partnership Holdings LLC Project, 4.50%
                due 11/15/98 ..........................................................................         Baa2/NR      261,795
2,800,000       Harrisburg Authority Lease Revenue Series 1991, 6.50% due 6/1/04
                (Insured: Capital Guaranty) crossover refunded 6/1/01 @ 101 ...........................         Aaa/AAA    3,008,264
800,000         Harrisburg Authority Lease Revenue Series 1991, 6.625% due 6/1/06
                (Insured: Capital Guaranty) crossover refunded 6/1/01 @ 101 ...........................         Aaa/AAA      863,088
815,000         Hempfield School District General Obligation, 6.40% due 10/15/97 ......................         A1/AAA*      817,029
2,000,000       Lancaster County Solid Waste, 8.375% due 12/15/04 .....................................         A/BBB      2,083,080
2,000,000       Lehigh County General Purpose Authority Revenue, 7.80% due 3/15/20,
                put 3/15/02 (Muhlenberg Care Project; LOC: United Jersey Bank) ........................         NR/NR      2,178,520
750,000         Lehigh County General Purpose Rev, 5.10% due 11/15/03
                (St. Lukes Hospital, Bethlehem Project; Insured: AMBAC) ...............................         Aaa/AAA      751,628
596,748         Lehigh County Industrial Development Authority Revenue, 7.45% due 8/1/01
                (Kresge Company Project) ..............................................................         A3/NR        597,004
800,000         McKeesport Area School District Series B, 0% due 10/1/04 ..............................         NR/A         546,344
985,000         Philadelphia Water and Sewer Revenue 10th Series, 7.35% due 9/1/04
                (Escrowed to Maturity) ................................................................         Aaa/AAA    1,112,144
750,000         Pine-Richland School District, 0% pre-refunded 9/01/01 (Insured: AMBAC) ...............         Aaa/AAA      552,015
1,000,000       Scranton Lackawanna Health and Welfare Authority, 7.125% due 1/15/13 ..................         NR/NR        987,000
200,000         York County Solid Waste Refuse Authority Industrial Development Revenue
                Series 1985, 7.40% due 12/1/99 (Resource Recovery Project) ............................         A/AA-        208,218
                                                                                                          Rhode Island    (1.5%)
595,000         Pawtucket Public Building Authority Water System Project Revenue, 7.45% due 7/1/05 ....         Baa1/NR      665,853
680,000         Providence Public Building Authority Revenue, 7.10% due 12/1/03
                (Veazie Street School and Modular Classroom Project) ..................................         Baa1/NR      753,603
1,500,000       Rhode Island Housing and Mortgage Finance Rental Housing Program
                Series A, 5.05% due 10/1/01 ...........................................................         NR/A       1,501,260
355,000         Rhode Island Health and Education Building Corporation Series 1991,
                7.10% due 11/1/02 (South County Hospital Project) .....................................         NR/BBB+      390,088
720,000         West Warwick General Obligation, 5.90% due 1/1/05 (Insured: MBIA) .....................         Aaa/AAA      745,582
                                                                                        South Carolin   (0.5%)
665,000         Florence County Certificate of Participation Series 1992, 4.90% due 3/1/98
                (Law Enforcement Center Project; Insured: AMBAC) ......................................         Aaa/AAA      671,464
615,000         Liberty Sewer Revenue, 8.25% due 8/1/07 ...............................................         NR/NR        632,786
                                                                                                            South Dakota    (1.3%)
1,000,000       South Dakota Housing Development Authority Home Ownership Mortgage Series
                1993-A, 5.20% due 5/1/02 ..............................................................         Aa/AA      1,010,980
1,925,000       South Dakota Student Loan Revenue, 7.625% due 8/1/06 (Insured: MBIA) ..................         Aaa/AAA    2,033,666
500,000         South Dakota Student Loan Series 1991-A, 7.60% due 8/1/04 .............................         NR/A+        539,005
                                                                                                           Tennessee       (0.6%)
395,000         Carroll County Industrial Development Resoure, 7.00% due 4/1/01
                (Henry I Siegel Company Project; LOC: CHIC By H.I.S) ..................................         NR/NR        393,120
900,000         Carrol County Industrial Development Board Refunding Revenue Series 1995, 7.20%
                due 4/1/05 (Henry I. Seigel Company Project; LOC: CHIC by H.I.S.) .....................         NR/BBB       910,845
200,000         Copperhill Industrial Development Board, 7.80% due 12/1/00 (Cities Service Co. Project)         Baa3/BBB     200,556
                                                                                                             Texas           (7.9%)
440,000         Austin General Obligation Public Improvement, 7.60% due 9/1/97 ........................         Aaa/AAA      441,360
2,925,000       Bell County Health Facilities Development, 4.75% due 10/1/23, put 10/1/98 .............         NR/AA      2,935,062
3,295,000       Brazos Higher Education Authority Refunding Revenue Series C-1, 6.20% due 11/1/00 .....         Aa/NR      3,412,599
1,400,000       Brazos Higher Education Authority Refunding Revenue Series B-1, 6.50% due 6/1/04 ......         NR/A       1,459,990
135,000         Chimney Hill Municipal Utility District Waterworks and Sewer System Combination
                Unlimited Tax and Revenue Refunding Series 1991, 7.75% due 10/1/11 ....................         NR/NR        147,737
865,000         Chimney Hill Municipal Utility District Waterworks and Sewer System Combination
                Unlimited Tax and Revenue Refunding Series 1991, 7.75% due 10/1/11 ....................         NR/NR        926,008
750,000         Clay Road Municipal Utility District Unlimited Tax and Revenue Series 1991,
                7.625% due 9/1/11 .....................................................................         NR/NR        816,240
1,000,000       Conroe Independent School District Refunding Series 1992, 0% due 2/1/05
                (PSF Guaranteed) ......................................................................         Aaa/AAA      665,050
1,000,000       Conroe Independent School District Refunding Series 1992, 0% due 2/1/05
                (PSF Guaranteed) ......................................................................         Aaa/AAA      650,480
250,000         Dallas County Flood Control District #1 General Obligation, 0% due 4/1/97 .............         NR/NR        250,000
400,000         Dallas - Fort Worth Regional Airport Revenue Series A -CR-103,
                5.875% due 11/1/05, put 5/1/98 (Insured: FGIC) ........................................         Aaa/AAA      402,956
460,000         El Paso Multi Family Housing Revenue Series A, 6.00% due 12/1/01 ......................         A1/NR        471,974
590,000         El Paso Multi Family Housing Revenue Series A, 6.15% due 12/1/02 ......................         A1/NR        608,255
570,000         Harris County Municipal Utility District #118 Unlimited Tax and Revenue Refunding
                Series 1992, 0% due 3/1/04 (Insured: MBIA) ............................................         Aaa/AAA      372,147
525,000         Harris County Municipal Utility District #118 Unlimited Tax and Revenue Refunding
                Series 1992, 0% due 3/1/05 (Insured: MBIA) ............................................         Aaa/AAA      319,825
880,000         Houston Water Conveyance System Contract Certificate of Participation Series F,
                7.20% due 12/15/04 (Insured: AMBAC) ...................................................         Aaa/AAA      998,483
465,000         Hunt Memorial Hospital District, 0% due 2/15/01 .......................................         A/A          373,762
2,000,000       Leander Independent School District Unlimited Tax School Building & Refunding
                Series 1992, 0% due 8/15/05 (PSF Guaranteed) ..........................................         Aaa/NR     1,356,920
800,000         Mesquite General Obligation, 0% due 2/15/02 ...........................................         A1/A+        630,408
800,000         Midland County Hospital District Revenue Series 1991, 0% due 6/1/07 ...................         NR/BBB       425,392
500,000         North Texas Higher Educational Student Loan Revenue, 6.50% due 4/1/98 (Insured: AMBAC)          Aaa/AAA      511,895
420,000         San Antonio General Obligation, 5.00% due 8/1/00 ......................................         Aa/AA        417,778
715,000         Tarrant County Health Fac, 6.00% due 9/1/04
                (Harris Methodist Health Systems Project; Insured: AMBAC) .............................         Aaa/AAA      753,388
1,495,000       Texas Water Resource Financing Authority Revenue, 7.30% due 2/15/04
                (Insured: AMBAC) ......................................................................         Aaa/AAA    1,560,944
500,000         Trinity River Auth Interim Water Rev, 5.75% due 10/15/00 (Livingston Project) .........         A1/A+        500,370
400,000         Trinity Texas Housing Finance Corporation Multifamily Housing Revenue, 10.00%
                due 6/1/98 (Timberline Apartments Project) ............................................         NR/NR        400,000
                                                                                                        U.S. Virgin I   (1.2%)
3,000,000       U.S. Virgin Islands Water & Power Authority Series A, 7.40% due 7/1/11 ................         NR/NR      3,177,420

                                                                                                             Utah            (1.6%)
2,000,000       Intermountain Power Agency Revenue, 0% pre-refunded 7/1/00 ............................         Aaa/AAA    1,718,080
2,500,000       Salt Lake County Housing Authority Multifamily Housing Revenue Refunding
                Series 1993, 5.40% due 12/15/18, put 12/15/03 (Summertree Project;
                LOC: First Security Bank) .............................................................         A1/NR      2,547,625
394,997         Utah State Housing Financing Agency Capital Appreciation Res. Mortgage Series 83-A,
                0% due 7/1/16 .........................................................................         NR/AA         55,489
                                                                                                             Virginia        (3.5%)
2,000,000       Hampton Redevelopment Housing Authority Multifamily Housing Revenue & Refunding
                Series 1994, 7.00% due 7/1/24, mandatory put 7/1/04 (Chase Hampton II Apts. Project) ..         NR/NR      2,137,720
320,000         Peninsula Ports Authority Hospital Revenue, 8.00% due 8/1/99
                (Mary Immaculate Hospital Project) ....................................................         NR/A-        342,266
2,000,000       Suffolk Redevelopment Housing Authority Multifamily Housing Revenue & Refunding
                Series 1994, 7.00% due 7/1/24, mandatory put 7/1/04 (Chase Heritage @ Dulles Project) .         NR/NR      2,124,380
665,000         Virginia Beach General Obligation, 5.90% due 7/15/08 ..................................         Aa/AA        690,104
1,030,000       Virginia State Housing Development Authority Series C-7, 5.40% due 1/1/01 .............         Aa/AA+     1,050,827
1,000,000       Virginia State Housing Development Authority Series H-1, 6.60% due 7/1/08 .............         Aa/AA+     1,054,250
1,000,000       Virginia Housing Dev. Auth. Commonwealth Mortgage Series 1992-C, 6.75% due 7/1/11 .....         Aa/AA      1,041,010
1,000,000       Virginia Public School Authority, 6.80% due 1/15/05 pre-refunded 1/15/99
                (School Funding Project) ..............................................................         Aaa/AAA    1,056,770
                                                                                                             Washington      (2.4%)
1,000,000       Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due 9/1/03
                (Insured: FGIC) .......................................................................         Aaa/AAA    1,061,590
1,100,000       Clark County Industrial Revenue Solid Waste Transfer Stations Series 1991, 7.50%
                due 12/15/06 (Columbia Resource Company Project; LOC: U.S. Bank of Oregon) ............         A1/NR      1,185,261
1,500,000       Pilchuck Development Public Corporation IDRB Series 1993,
                6.25% due 8/1/10 (Little Neck Properties Project; LOC: U.S. Bancorp) ..................         A1/NR      1,524,090
790,000         Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/02 .............................         A/BBB+       825,479
400,000         Washington Health Care Facilities Authority Revenue, 7.875% due 12/1/09
                (LOC: Allied Irish Banks) .............................................................         NR/A         432,948
1,000,000       Washington Health Care Facilities Authority Pooled Equipment Series 1992-B,
                7.20% due 6/1/02 (Kadlec Medical Center Project) ......................................         Baa1/NR    1,054,520
400,000         Washington Public Power Supply System Series 1991-A, 6.75% due 7/1/05 (Project: 1) ....         Aa/AA        433,108
                                                                                                          West Virginia   (1.9%)
2,000,000       West Virginia Sate Building Commission Lottery Revenue, 5.50% due 7/1/05
                                                                                                          (Insured MBIA)   2,057,220
3,100,000       West Virginia Parkways Economic Development and Tourism Authority Parkway
                Revenue Refunding, 6.13% (variable rate) due 5/15/02 (Insured: FGIC) ..................         Aaa/AAA    2,965,274
                                                                                                           Wisconsin       (0.8%)
375,000         Bass Lake PCRB, 6.50% due 4/1/05 (Johnson Timber Corp. Project; SBA Guaranteed) .......         Aaa*/AAA*    406,421
735,000         Wisconsin Housing & Economic Development Authority Series C, 7.55% due 9/1/97
                (LOC: FHA/ GEMIC Mortgage) ............................................................         Aa/AA        740,579
1,000,000       Wisconsin Health & Education, 7.75% due 11/1/15 (Hess Memorial Hospital Project) ......         NR/NR        987,609




                                              TOTAL INVESTMENTS (Cost $260,168,983)             $270,351,409


* Indicates rating on other debt issued by the same issuer, rather than on the security held by the Fund. These securities are deemed by the Adviser to be comparable with those of issuers having debt ratings in the 4 highest grades by Moody's or S &P.
** The cost for Federal income tax purposes is the same.
 + Credit ratings are unaudited.
     See notes to financial statements.


Thornburg Family of Funds


Thornburg Limited Term Municipal Fund - National Portfolio
LTMFX is an open end mutual fund which invests in a laddered portfolio of municipal obligations from throughout the U.S. The Fund has an average maturity of 5 years or less.

Thornburg Limited  Term  Municipal  Fund -  California  Portfolio
LTCAX, a single state companion portfolio to LTMFX, offers California investors double tax-free** yields in a laddered, short maturity portfolio. The Fund has an average maturity of 5 years or less.

Thornburg  Intermediate  Municipal Fund.
THIMX is an open end mutual fund which invests in a laddered portfolio of municipal obligations from throughout the U.S. The Fund has an average maturity of 10 years or less.

Thornburg Florida Intermediate Municipal Fund
Thornburg Florida Intermediate Fund, a single state companion fund to THIMX, offers Florida investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less.

Thornburg  New Mexico  Intermediate  Municipal  Fund
THNMX, a single state companion fund to THIMX, offers New Mexico investors a balanced approach to double tax-free** yields. The Fund has an average maturity of 10 years or less.

Thornburg Limited
Term U.S. Government Fund LTUSX is an open end mutual fund which invests in short to intermediate obligations issued by the U.S. Government, its agencies or instrumentalities***. It has an average maturity of 5 years or less. It is particularly suitable for your IRA, Keogh Plan, Pension Plan, or Profit Sharing Plan.

Thornburg Limited Term Income Fund THIFX is an open end mutual fund which invests in a wide variety of taxable, investment grade, short to intermediate obligations. The Fund keeps a weighted average maturity of 5 years or less. It is also suitable for your IRA, Keogh Plan, Pension Plan, or Profit Sharing Plan.

Thornburg Value Fund A mutual fund that invests primarily in domestic equities selected on a compelling value basis using traditional fundamental research evaluation methods.